Subsequent Events (Details) - USD ($)	May 03, 2023	Mar. 14, 2023	Dec. 31, 2022	Oct. 19, 2021
Subsequent Events (Details) [Line Items]
Cash balance			$ 1,823	$ 6,750,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Other Subsequent Events description	the Group received written notification from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Group has not regained compliance with the minimum bid price of $1 required for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”).The Group has engaged an advisory firm to request a hearing which will stay the suspension or delisting action pending the hearing and the expiration of any extension period granted by the Panel following the hearing. Consequently, the Group’s ordinary shares are expected to remain listed on The Nasdaq Capital Market at least until the Panel renders a decision following the hearing. There can be no assurance that the Panel will determine to continue the Company’s listing on the Nasdaq Capital Market or that the Group will timely evidence compliance with the terms of any extension that may be granted by the Panel following the hearing.
Hong Kong [Member]
Subsequent Events (Details) [Line Items]
Left amont		$ 400